Notes receivable - Summary of notes receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Disclosure of financial assets [line items]
Current portion of notes receivable	$ 2,315	$ 2,645
Long term notes receivable	842	2,000
Total notes receivable	3,157	4,645
Notes receivable TerrAscend
Disclosure of financial assets [line items]
Total notes receivable	2,315
Notes Receivable Sapphire Medicals Clinics Limited
Disclosure of financial assets [line items]
Total notes receivable	$ 842
Notes receivable RJB Enterprises, LLC.
Disclosure of financial assets [line items]
Total notes receivable		1,645
Notes receivable Curaleaf Maryland, Inc.
Disclosure of financial assets [line items]
Total notes receivable		$ 3,000	$ 3,000